The Integrity Funds
1 Main Street North
Minot, ND 58703

May 8, 2012

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

RE:	The Integrity Funds
File No. 033-53698
CIK No. 0000893730

Ladies and Gentlemen:

In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the "Securities Act"), this letter serves to certify that the most recent amendment to the registration statement on Form N-1A for the above captioned Registrant and its series, the Integrity Dividend Harvest Fund, does not differ from that which would have been filed pursuant to Rule 497(c) of the Securities Act. The most recent amendment to the registration statement for the foregoing series was filed electronically with the Commission on May 1, 2012.

The Integrity Funds

By: /s/ Adam Forthun

Treasurer